Stock-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10	Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

Pursuant to the Arrangement, on May 23, 2017 each outstanding option was exchanged for one replacement Entrée option with the same expiry date and 0.45 of a Mason Resources option. The exercise prices of the replacement Entrée options were adjusted based on the market value of the two companies after completion of the Arrangement.

a)	Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the Toronto Stock Exchange on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

Under the Plan, an option holder may elect to transform an option, in whole or in part and, in lieu of receiving shares to which the terminated option relates (the “Designated Shares”), receive the number of shares, disregarding fractions, which, when multiplied by the weighted average trading price of the shares on the TSX during the five trading days immediately preceding the day of termination (the “Fair Value” per share) of the Designated Shares, has a total dollar value equal to the number of Designated Shares multiplied by the difference between the Fair Value and the exercise price per share of the Designated Shares.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. Since the Company has not paid and does not anticipate paying dividends on its common stock the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – January 1, 2015	13,779	0.85
Granted	1,670	0.34
Exercised	(347)	0.22
Cancelled	(163)	0.25
Forfeited/expired	(1,731)	2.43
Outstanding – December 31, 2015	13,208	0.60
Granted	2,520	0.42
Exercised	(585)	0.25
Cancelled	(665)	0.28
Forfeited/expired	(2,468)	1.17
Outstanding – December 31, 2016 *	12,010	0.48
Granted	1,900	0.52
Exercised	(1,899)	0.32
Cancelled	(1,646)	0.75
Forfeited/expired	(1,190)	1.20
Outstanding – December 31, 2017	9,175	0.38

*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate "in the money" amounts for the outstanding options remained the same before and after the Arrangement.

At December 31, 2017, the following stock options were outstanding:

Number of shares (000’s)	Vested (000’s)	Aggregate intrinsic value C$ (000’s)	Pre-Arrangement exercise price per share C$	Post-Arrangement adjusted exercise price per share C$ *	Expiry date
2,855	2,855	1,048	0.30 – 0.56	0.26 – 0.47	Mar – Dec 2018
860	860	507	0.21	0.18	Dec 2019
1,320	1,320	633	0.33 – 0.38	0.28 – 0.32	July – Dec 2020
2,240	2,240	921	0.39 – 0.42	0.33 – 0.36	Mar – Nov 2021
1,900	1,884	469	n/a	0.52 – 0.62	May – Oct 2022
9,175	9,159	3,578

* The post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).

December 31, 2017
Weighted average exercise price for exercisable options	C$0.38
Weighted average share price for options exercised	C$0.32
Weighted average years to expiry for exercisable options	2.6

b)	Stock-based compensation

For the year ended December 31, 2017, the total stock-based compensation charges relating to 1,900,000 options granted to officers, employees, directors and consultants was $0.6 million (2016 - $0.5 million; 2015 - $0.2 million).

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2017	2016	2015
Risk-free interest rate	1.62%	0.62%	0.77%
Expected life of options (years)	4.6	4.6	4.6
Annualized volatility	72%	73%	75%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	C$0.24	C$0.18	C$0.15

c)	Bonus shares

On May 5, 2017, the Company issued 100,000 common shares for no cash proceeds pursuant to a grant of employment inducement bonus shares.